Annual Total Returns [BarChart] - BlackRock U.S. Mortgage Portfolio - Institutional Shares	Aug. 28, 2020
Bar Chart Table:
Annual Return 2010	12.12%
Annual Return 2011	5.31%
Annual Return 2012	8.21%
Annual Return 2013	(0.51%)
Annual Return 2014	7.83%
Annual Return 2015	1.50%
Annual Return 2016	2.64%
Annual Return 2017	2.90%
Annual Return 2018	0.66%
Annual Return 2019	6.86%